T. ROWE PRICE QM Global Equity Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 2.2%
Common Stocks 2.2%
Aristocrat Leisure  1,404 30
Australia & New Zealand Banking Group  3,856 56
BHP Group  3,136 78
Brambles  6,895 50
Coles Group  4,174 44
National Australia Bank  2,397 44
Ramsay Health Care  893 33
Suncorp Group  5,071 33
Total Australia (Cost
$446
)
368
AUSTRIA 0.1%
Common Stocks 0.1%
OMV  477 17
Total Austria (Cost
$15
)
17
BRAZIL 0.6%
Common Stocks 0.6%
Ambev  10,536 30
Petroleo Brasileiro  6,401 40
Suzano  4,100 34
Total Brazil (Cost
$98
)
104
CANADA 4.0%
Common Stocks 4.0%
Canadian Imperial Bank of Commerce  641 28
Canadian Tire, Class A  389 41
CGI (1) 1,003 75
Constellation Software  54 75
George Weston  258 27
Loblaw  635 50
Magna International  600 28
Manulife Financial  3,282 52
National Bank of Canada  825 52
Suncor Energy  1,561 44
TFI International (2) 692 63
Toromont Industries  255 18
West Fraser Timber (2) 694 50
T. ROWE PRICE QM Global Equity Fund

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
WSP Global  523 58
Total Canada (Cost
$652
)
661
CHILE 0.1%
Common Stocks 0.1%
Banco de Chile  277,440 25
Total Chile (Cost
$29
)
25
CHINA 2.8%
Common Stocks 2.6%
Alibaba Group Holding, ADR (USD) (1) 415 33
Bank of China, Class H (HKD)  54,000 18
China Coal Energy, Class H (HKD)  21,000 19
China Construction Bank, Class H (HKD)  92,000 53
China Hongqiao Group (HKD) (2) 17,000 14
China Meidong Auto Holdings (HKD)  12,000 19
China Overseas Land & Investment (HKD)  14,500 38
China Overseas Property Holdings (HKD)  15,000 13
China Resources Gas Group (HKD)  6,000 19
China Shenhua Energy, Class H (HKD)  9,500 28
COSCO SHIPPING Holdings, Class H (HKD)  9,500 11
Industrial & Commercial Bank of China, Class H (HKD)  98,000 46
Lenovo Group (HKD)  34,000 24
Shandong Weigao Group Medical Polymer, Class H (HKD)  18,000 24
Sunny Optical Technology Group (HKD)  1,300 12
Tingyi Cayman Islands Holding (HKD)  14,000 24
Zhongsheng Group Holdings (HKD)  6,000 24
419
Common Stocks - China A Shares 0.2%
Sinotrans, A Shares (CNH)  74,400 37
37
Total China (Cost
$549
)
456
DENMARK 0.5%
Common Stocks 0.5%
Novo Nordisk, Class B  815 81
Total Denmark (Cost
$87
)
81

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
EGYPT 0.4%
Common Stocks 0.4%
Eastern  59,227 31
OCI (EUR)  914 34
Total Egypt (Cost
$71
)
65
FINLAND 0.3%
Common Stocks 0.3%
Kesko, Class B  1,120 21
Sampo, Class A  779 33
Total Finland (Cost
$61
)
54
FRANCE 3.7%
Common Stocks 3.7%
Airbus  553 48
AXA  1,418 31
Capgemini  290 46
Dassault Aviation  182 21
Edenred  541 25
Engie  2,717 31
Eurofins Scientific  282 17
Kering  74 33
LVMH Moet Hennessy Louis Vuitton  132 78
Sanofi  795 61
Teleperformance  91 23
Thales  298 33
TotalEnergies (2) 1,858 87
Verallia  1,344 30
Vinci  500 40
Total France (Cost
$698
)
604
GERMANY 1.2%
Common Stocks 0.9%
Allianz  193 31
Deutsche Post  789 24
Deutsche Telekom  2,892 49
GEA Group  691 22
Munich Re  87 21
147

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Preferred Stocks 0.3%
Volkswagen  457 56
56
Total Germany (Cost
$241
)
203
HONG KONG 0.5%
Common Stocks 0.5%
AIA Group  5,400 45
HKT Trust & HKT  26,000 30
Total Hong Kong (Cost
$68
)
75
INDIA 1.3%
Common Stocks 1.3%
GAIL India  12,885 14
HDFC Bank, ADR (USD) (2) 554 32
Infosys  1,736 30
Petronet LNG  13,710 34
Power Grid Corp. of India  18,802 49
Tata Steel  13,430 16
Tech Mahindra  1,741 21
Vedanta  4,555 15
Total India (Cost
$247
)
211
INDONESIA 0.3%
Common Stocks 0.3%
Astra International  127,500 55
Total Indonesia (Cost
$51
)
55
ISRAEL 0.3%
Common Stocks 0.3%
Mizrahi Tefahot Bank  1,225 43
Total Israel (Cost
$31
)
43
ITALY 0.7%
Common Stocks 0.7%
Amplifon  1,947 51
Enel  5,898 24
Stellantis  2,770 33
Total Italy (Cost
$121
)
108

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
JAPAN 4.8%
Common Stocks 4.8%
AGC  600 19
Asahi Group Holdings  700 22
Asics  1,600 25
Astellas Pharma  3,100 41
Eisai  900 48
Fast Retailing  100 53
Inpex  2,300 21
ITOCHU  2,200 53
Mitsubishi  1,500 41
Mitsui Fudosan  1,800 34
Mizuho Financial Group (2) 2,300 25
Nippon Steel (2) 1,800 25
Nippon Telegraph & Telephone  2,400 65
Nippon Yusen  1,200 20
Otsuka Holdings  1,600 51
Panasonic Holdings  2,600 18
Recruit Holdings  1,700 49
Ryohin Keikaku  3,900 33
Seven & i Holdings  500 20
SoftBank Group  1,900 64
SUMCO  2,200 26
Suntory Beverage & Food  1,000 36
Total Japan (Cost
$893
)
789
MEXICO 0.5%
Common Stocks 0.5%
Grupo Aeroportuario del Sureste, Class B  850 17
Grupo Mexico, Series B  11,914 40
Orbia Advance  12,801 22
Total Mexico (Cost
$99
)
79
NETHERLANDS 2.4%
Common Stocks 2.4%
Adyen (1) 23 29
ASML Holding (USD)  256 106
Coca-Cola European Partners (USD)  698 30
Heineken Holding  702 48
Koninklijke Ahold Delhaize  1,476 37
Koninklijke KPN  10,022 27

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Koninklijke Philips  2,980 46
Wolters Kluwer  665 65
Total Netherlands (Cost
$430
)
388
NEW ZEALAND 0.3%
Common Stocks 0.3%
Spark New Zealand  18,967 53
Total New Zealand (Cost
$49
)
53
NORWAY 0.5%
Common Stocks 0.5%
Equinor  1,855 61
Mowi  1,998 26
Total Norway (Cost
$82
)
87
PHILIPPINES 0.5%
Common Stocks 0.5%
Bank of the Philippine Islands  15,910 24
BDO Unibank  20,610 39
PLDT  500 13
Total Philippines (Cost
$96
)
76
PORTUGAL 0.3%
Common Stocks 0.3%
Galp Energia  4,569 44
Total Portugal (Cost
$55
)
44
QATAR 0.3%
Common Stocks 0.3%
Commercial Bank  21,808 42
Total Qatar (Cost
$40
)
42
SOUTH AFRICA 0.9%
Common Stocks 0.9%
Anglo American Platinum  248 18
Bidvest Group  2,147 23
Exxaro Resources  1,515 17
FirstRand  9,335 31
Kumba Iron Ore  932 20

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Mr Price Group  3,397 32
MTN Group  2,035 13
Total South Africa (Cost
$199
)
154
SOUTH KOREA 1.1%
Common Stocks 1.1%
Hyundai Mobis  117 15
Kia  727 36
LG Display  1,201 10
LG Innotek  164 31
LG Uplus  3,544 26
Samsung Fire & Marine Insurance  280 36
Woori Financial Group  2,765 21
Total South Korea (Cost
$252
)
175
SPAIN 0.4%
Common Stocks 0.4%
Banco Santander  14,838 34
Iberdrola  4,275 40
Total Spain (Cost
$83
)
74
SWEDEN 0.8%
Common Stocks 0.8%
Atlas Copco, Class B  3,080 26
Bilia, Class A  2,620 30
Swedbank, Class A  3,460 45
Swedish Match  3,784 37
Total Sweden (Cost
$142
)
138
SWITZERLAND 0.7%
Common Stocks 0.7%
Julius Baer Group  1,273 55
Partners Group Holding  21 17
Roche Holding  144 47
Total Switzerland (Cost
$126
)
119
TAIWAN 1.4%
Common Stocks 1.4%
Chailease Holding  12,356 70
Evergreen Marine Corp. Taiwan  3,200 15

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Taiwan Semiconductor Manufacturing  10,000 132
Wan Hai Lines  4,600 10
Total Taiwan (Cost
$148
)
227
THAILAND 0.2%
Common Stocks 0.2%
Bangkok Dusit Medical Services, Class F  32,700 26
Total Thailand (Cost
$26
)
26
TURKEY 0.3%
Common Stocks 0.3%
BIM Birlesik Magazalar  7,656 48
Total Turkey (Cost
$41
)
48
UNITED ARAB EMIRATES 0.2%
Common Stocks 0.2%
Abu Dhabi Commercial Bank  15,835 39
Total United Arab Emirates (Cost
$38
)
39
UNITED KINGDOM 2.3%
Common Stocks 2.3%
3i Group  1,626 20
Ashtead Group  1,229 55
Compass Group  1,531 30
Diageo  1,242 52
Ferguson  179 19
Imperial Brands  1,672 34
InterContinental Hotels Group  864 42
Smiths Group  1,466 24
Standard Chartered  5,224 33
Tesco  10,142 23
Unilever  1,136 50
Total United Kingdom (Cost
$394
)
382
UNITED STATES 61.5%
Common Stocks 61.5%
Abbott Laboratories  1,121 108
AbbVie  1,149 154
Accenture, Class A  463 119
Adobe (1) 226 62

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Alexandria Real Estate Equities, REIT (2) 218 31
Alphabet, Class A (1) 4,560 436
Amazon.com (1) 2,240 253
American International Group  1,560 74
Apple  5,199 718
Arch Capital Group (1) 794 36
Autodesk (1) 210 39
AutoZone (1) 56 120
AvalonBay Communities, REIT  156 29
Bank of America  3,687 111
Bath & Body Works  1,522 50
Becton Dickinson & Company  230 51
Best Buy  317 20
Booking Holdings (1) 40 66
Broadcom  187 83
Cadence Design Systems (1) 490 80
Camden Property Trust, REIT  415 50
Capital One Financial  331 30
CF Industries Holdings  660 64
Chubb  324 59
Citigroup  1,799 75
CMS Energy  635 37
Coca-Cola  1,840 103
Cognizant Technology Solutions, Class A  825 47
Constellation Energy  867 72
Costco Wholesale  192 91
Cummins  295 60
Danaher  363 94
Darling Ingredients (1) 432 29
Dell Technologies, Class C  468 16
Diamondback Energy  270 32
Discover Financial Services  351 32
Dollar General  205 49
DTE Energy  293 34
Elanco Animal Health (1) 1,174 15
Elevance Health  114 52
Eli Lilly  458 148
Equinix, REIT  78 44
Equitable Holdings  3,171 84
Equity LifeStyle Properties, REIT  749 47
Exelon  1,479 55
Extra Space Storage, REIT  200 35
Fair Isaac (1)(2) 140 58
FedEx  270 40
Fidelity National Information Services  360 27
Fifth Third Bancorp  1,144 37

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Fiserv (1) 712 67
FleetCor Technologies (1) 209 37
FMC  370 39
Fortinet (1) 860 42
General Dynamics  400 85
General Electric  850 53
Global Payments  382 41
Goldman Sachs Group  344 101
Hartford Financial Services Group  1,211 75
Hologic (1) 1,170 75
Home Depot  449 124
Honeywell International  381 64
Humana  80 39
International Paper  825 26
Intuit  159 62
Invitation Homes, REIT  700 24
IQVIA Holdings (1) 181 33
Johnson & Johnson  771 126
JPMorgan Chase  1,196 125
Keurig Dr Pepper  1,199 43
Kimberly-Clark  272 31
Kinder Morgan  3,044 51
KLA  161 49
L3Harris Technologies  260 54
Leidos Holdings  370 32
LKQ (2) 1,178 56
Marathon Oil  2,200 50
Marathon Petroleum  710 70
Marsh & McLennan  358 53
Mastercard, Class A  412 117
McDonald's  307 71
McKesson  129 44
Merck  596 51
Meta Platforms, Class A (1) 858 116
MetLife  400 24
MGM Resorts International  1,400 42
Microsoft  2,406 560
Molina Healthcare (1) 128 42
Mondelez International, Class A  1,175 64
News, Class A  2,931 44
Nucor  274 29
NVIDIA  429 52
NVR (1) 18 72
ON Semiconductor (1) 1,140 71
O'Reilly Automotive (1) 90 63
Otis Worldwide  977 62

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
PACCAR  430 36
Packaging Corp. of America  303 34
Parker-Hannifin  243 59
PepsiCo  556 91
Pfizer  1,341 59
PG&E (1) 5,381 67
Philip Morris International  950 79
Procter & Gamble  321 41
Prologis, REIT  647 66
Public Storage, REIT  156 46
QUALCOMM  903 102
Reliance Steel & Aluminum  243 42
ResMed  256 56
Robert Half International  457 35
Roper Technologies  97 35
SBA Communications, REIT  169 48
Sempra Energy  280 42
Southern  635 43
SS&C Technologies Holdings  610 29
Synopsys (1) 375 115
T-Mobile U.S. (1) 426 57
Targa Resources  910 55
Tesla (1) 114 30
Texas Instruments  433 67
Textron  888 52
Thermo Fisher Scientific  203 103
Trane Technologies  323 47
Ulta Beauty (1) 141 57
Union Pacific  356 69
United Parcel Service, Class B  431 70
UnitedHealth Group  380 192
Valero Energy  300 32
Viatris  5,800 49
Visa, Class A  785 139
VMware, Class A  243 26
Walmart  331 43
Wells Fargo  3,361 135
Welltower, REIT (2) 417 27
Westrock  2,051 63
Zimmer Biomet Holdings  460 48
Zoetis  588 87
Total United States (Cost
$7,623
)
10,080

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.9%
Money Market Funds 1.9%
T. Rowe Price Government Reserve Fund, 3.07% (3)(4) 307,313 307
Total Short-Term Investments (Cost $307) 307
SECURITIES LENDING COLLATERAL 2.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.1%
Money Market Funds 2.1%
T. Rowe Price Government Reserve Fund, 3.07% (3)(4) 338,169 338
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 338
Total Securities Lending Collateral (Cost $338) 338
Total Investments in Securities 102.4%
(Cost $14,926) $ 16,795
Other Assets Less Liabilities (2.4)% (400)
Net Assets 100.0% $ 16,395
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2022.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE QM Global Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.07% $ — $ — $ 1 ++
Totals $ — # $ — $ 1 +
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Government
Reserve Fund, 3.07% $ 1,045 ¤ ¤ $ 645
Total $ 645 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $645.

T. ROWE PRICE QM Global Equity Fund
Unaudited
Notes to Portfolio of Investments
14
T. Rowe Price QM Global Equity Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE QM Global Equity Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE QM Global Equity Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 10,281 $ 5,813 $ — $ 16,094
Preferred Stocks — 56 — 56
Short-Term Investments 307 — — 307
Securities Lending Collateral 338 — — 338
Total $ 10,926 $ 5,869 $ — $ 16,795

T. ROWE PRICE QM Global Equity Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F203-054Q3 09/22